Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Regulatory assets:
Total regulatory assets	$ 4,676	$ 2,728
Less: current portion	(105)	(52)
Regulatory assets	4,571	2,676
Regulatory liabilities:
Total regulatory liabilities	297	212
Less: current portion	(66)	(45)
Regulatory liabilities	231	167
Retail Settlement Variance Account [Member]
Regulatory liabilities:
Total regulatory liabilities	92	23
Tax Rule Changes Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	70	44
Earnings Sharing Mechanism Deferral [Member]
Regulatory liabilities:
Total regulatory liabilities	37	21
Pension Cost Differential [Member]
Regulatory liabilities:
Total regulatory liabilities	31	31
Green Energy Expenditure Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	22	31
Asset Removal Costs Cumulative Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	19	0
External Revenue Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	7	6
Deferred Income Tax Regulatory Liability [Member]
Regulatory liabilities:
Total regulatory liabilities	4	5
Distribution Rate Riders [Member]
Regulatory liabilities:
Total regulatory liabilities	1	42
Other Regulatory Liabilities [Member]
Regulatory liabilities:
Total regulatory liabilities	14	9
Deferred Income Tax Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	2,343	1,109
Pension Benefit Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	1,660	1,125
Deferred Tax Asset Sharing [Member]
Regulatory assets:
Total regulatory assets	204	0
Environmental [Member]
Regulatory assets:
Total regulatory assets	133	141
Post-Retirement and Post-Employment Benefits Non-Service Cost [Member]
Regulatory assets:
Total regulatory assets	113	96
Foregone Revenue Deferral [Member]
Regulatory assets:
Total regulatory assets	63	67
Post-Retirement and Post-Employment Benefits [Member]
Regulatory assets:
Total regulatory assets	59	105
Stock-Based Compensation [Member]
Regulatory assets:
Total regulatory assets	41	42
Conservation and Demand Management (CDM) Variance [Member]
Regulatory assets:
Total regulatory assets	16	0
Debt Premium [Member]
Regulatory assets:
Total regulatory assets	12	17
Other Regulatory Assets [Member]
Regulatory assets:
Total regulatory assets	$ 32	$ 26